Stock-Based Compensation - Summary of Compensation Expense Recognized Related to all Stock-Based Awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total stock-based compensation	$ 7,679	$ 5,002	$ 3,854